Consolidated Statements of Financial Condition (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Statement of Financial Position [Abstract]
Intangible assets, goodwill	$ 260,277	$ 251,653	$ 251,653
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	132,572,475	129,950,223
Common stock, shares outstanding (in shares)	102,484,671	106,177,615
Treasury stock, shares (in shares)	30,087,804	23,772,608